SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Warranty income (expense)	$ (417)	$ 178	$ 654
Warranty provision	1,691	1,274
Trade receivables sold	36,047	21,993
Accrued severance pay	8,453	9,282
Financial expense related to factoring arrangements	905	575	506
Severance expense	$ 1,906	$ 2,538	$ 2,336
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	1,695,149	4,204,381	3,473,312
Impairment of long lived assets
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period		1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period		3 years